Application of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Jun. 30, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application of New and Revised International Financial Reporting Standards (“IFRS”)
The adoption of the following IFRS amendments did not have a material effect on the Group’s consolidated financial statements and related disclosures for the fiscal year ended 30 June 2025.
Effective for annual periods beginning on or after 1 January 2024:
•Amendment to IAS 1 - Non - current liabilities with covenants
•Amendment to IFRS 16 - Leases on sale and leaseback
•Amendment to IAS 7 and IFRS 7 - Supplier finance
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
New and amended accounting standards that have been issued but are not yet effective
    The following new or amended standards and interpretations are issued and will be effective in future periods. Other than IFRS 18 Presentation and Disclosure in Financial Statements , they are not expected to have a material impact on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after 1 January 2025:
•Amendment to IAS 21 - Lack of Exchangeability
Effective for annual periods beginning on or after 1 January 2026:
•Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments
•Amendment to IFRS 9 and IFRS 7 - Contracts Referencing Nature-dependent Electricity
•Annual improvements to IFRS - Volume 11
•Amendment to IFRS 1 First-time Adoption of International Financial Reporting Standards;
•Amendment to IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
•Amendment to IFRS 9 Financial Instruments;
•Amendment to IFRS 10 Consolidated Financial Statements; and
•Amendment to IAS 7 Statement of Cash Flows
Effective for annual periods beginning on or after 1 January 2027:
•IFRS 18 Presentation and Disclosure in Financial Statements
Management is currently assessing the impacts of the application of this standard on the Group’s consolidated financial statements. Early adoption is permitted. The Group has not opted for early application.
•IFRS 19 Subsidiaries without Public Accountability: Disclosures